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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  Form 13F-HR/A


                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 2005
                                              --------------------


Check here if Amendment [ x ]; Amendment Number:   4
                                                 ---------
This Amendment (Check only one.):       [   ]    is a restatement.
                                        [ x ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:       Milton Arbitrage Partners LLC
Address:    115 East Putnam Avenue
            Greenwich, CT 06830


Form 13F File Number: 28-7416


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck II
Title:   Managing Member
Phone:   (203) 629-7500


Signature, Place, and Date of Signing:

     /s/ James E. Buck II        Greenwich, Connecticut     February 27, 2006
     --------------------        ----------------------     -----------------
         [Signature]                  [City, State]              [Date]


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED 5/13/2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                      0
                                                 ---------------

Form 13F Information Table Entry Total:                 9
                                                 ---------------

Form 13F Information Table Value Total:            $    63,720
                                                 ----------------
                                                    (thousands)





List of Other Included Managers:

None









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

                                  FORM 13F INFORMATION TABLE (MARCH 31, 2005)

         COLUMN 1        COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8
                                                                                                               VOTING AUTHORITY
                                                      VALUE     SHRS OR PRN SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER           TITLE OF CLASS    CUSIP      (X1000)   AMOUNT      PRN  CALL  DISCRETION   MANAGERS  SOLE     SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------

ARGOSY GAMING CORP COM   OPTIONS - CALLS    0402280EH     5639      122800   SH       SOLE                     122800      0      0
-----------------------------------------------------------------------------------------------------------------------------------
GILLETTE CO COM          COMMON STOCK       375766102    32436      642561   SH       SOLE                     642561      0      0
-----------------------------------------------------------------------------------------------------------------------------------
GUIDANT CORP COM         OPTIONS - CALLS    4016980GN     3326       45000   SH  CALL SOLE                      45000      0      0
-----------------------------------------------------------------------------------------------------------------------------------
GUIDANT CORP COM         OPTIONS - PUTS     4016980VN     7833      106000   SH  PUT  SOLE                     106000      0      0
-----------------------------------------------------------------------------------------------------------------------------------
HIBERNIA CORP CLASS A    COMMON STOCK       428656102     6367      198900   SH       SOLE                     198900      0      0
-----------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON COM    OPTIONS - PUTS     4781600SK     2404       35800   SH  PUT  SOLE                      35800      0      0
-----------------------------------------------------------------------------------------------------------------------------------
PROCTOR & GAMBLE CO COM  OPTIONS - PUTS     7427180PK     1288       24300   SH  PUT  SOLE                      24300      0      0
-----------------------------------------------------------------------------------------------------------------------------------
STATE FINANCIAL SVCS
  CORP CL                COMMON STOCK       856855101     2797       75708   SH       SOLE                      75708      0      0
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UNIZAN FINANCIAL CORP    COMMON STOCK       91528W101     1630       62696   SH       SOLE                      62696      0      0
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                                                         63720
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